Summary of Significant Accounting Policies (Allowance for credit losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Allowance for credit losses
Balance at beginning of the year	$ 1,351	$ 954	$ 658
Provision for (reversal of) credit losses, net	(148)	397	297
Written off	(935)		(1)
Balance at end of the year	$ 268	$ 1,351	$ 954